Shareholders' equity (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Nov. 25, 2014	Dec. 31, 2014	Dec. 31, 2013
Minimum Registered Capital Before Conversion		25.00%
Statutory Accounting Practices, Statutory Capital And Surplus Percentage		50.00%
Statutory Accounting Practices, Statutory Capital and Surplus Required		$ 1,375,990	$ 1,148,333
Description Of Required Statutory Surplus Reserve		Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entitys registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors.
Stockholders' Equity Note, Stock Split	1,000-for-1
Stock Repurchased During Period, Shares	30,000,000
Common Stock, Shares Authorized		50,000,000	50,000,000
Common Stock, Shares, Outstanding		20,000,000	50,000,000